Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Components of Accrued Liabilities

	December 31, 2012 $	December 31, 2011 $

Voyage and vessel	59,772	58,406
Interest	14,713	14,787
Payroll and benefits	9,864	9,295

	84,349	82,488